Software Development Costs, net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Predecessor [Member]
Amortization expense	$ 209		$ 527
Successor [Member]
Amortization expense		$ 0